Commitments And Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Commitments And Contingencies [Abstract]
Estimated costs associated with environmental remediation activities	$ 4.0	$ 4.3
Product liability accruals	9.8	6.9
Product warranty accruals	7.8	6.8
Pet safety recall	18.9	35.8
Inventory write-offs associated with product safety recall	4.1	15.0
Customer losses, returned or disposed product	2.0	7.1
Incremental costs to dispose of product and operational expenses	$ 12.9	13.7
Outstanding accrual, expected customer losses and disposal costs		$ 5.8